SCHEDULE OF DISAGGREGATION OF REVENUE BY BUSINESS SEGMENT (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Revenue from external customers		$ 58,425	$ 62,741	$ 62,693
Cost of revenue		47,204	50,439	50,697
Selling and distribution
Selling and distribution		1,167	1,687	1,448
General and administrative
General and administrative		9,287	8,704	7,097
Depreciation and amortization
Depreciation and amortization		818	662	596
Segment operating (loss) income
Segment Operating (Loss) income		(51)	1,249	2,855
Interest expenses, net
Interest expenses, net		1,290	1,367	1,116
Engineering Services	[1]	288	619	406
(Loss) income before income taxes
(Loss) income before income taxes		(1,053)	501	2,145
Assets		41,418	45,775	44,161
On Highway Business [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		24,511	25,837	26,900
Cost of revenue		18,867	20,247	21,349
Selling and distribution
Selling and distribution		581	662	593
General and administrative
General and administrative		4,241	4,367	3,658
Depreciation and amortization
Depreciation and amortization		150	158	181
Segment operating (loss) income
Segment Operating (Loss) income		672	403	1,119
Interest expenses, net
Interest expenses, net		350	377	384
Engineering Services	[1]	99	330	126
(Loss) income before income taxes
(Loss) income before income taxes		421	356	861
Assets		14,942	14,847	15,254
Off Highway Business [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		29,330	31,315	32,621
Cost of revenue		24,446	26,436	26,731
Selling and distribution
Selling and distribution		501	970	830
General and administrative
General and administrative		3,628	3,568	2,829
Depreciation and amortization
Depreciation and amortization		548	416	290
Segment operating (loss) income
Segment Operating (Loss) income		207	(75)	1,941
Interest expenses, net
Interest expenses, net		838	865	647
Engineering Services	[1]	169	243	285
(Loss) income before income taxes
(Loss) income before income taxes		(462)	(697)	1,579
Assets		19,470	25,380	23,778
Engineering Services [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		4,584	5,589	3,172
Cost of revenue		3,891	3,756	2,617
Selling and distribution
Selling and distribution		85	55	25
General and administrative
General and administrative		1,418	769	610
Depreciation and amortization
Depreciation and amortization		120	88	125
Segment operating (loss) income
Segment Operating (Loss) income		(930)	921	(205)
Interest expenses, net
Interest expenses, net		102	125	85
Engineering Services	[1]	20	46	(5)
(Loss) income before income taxes
(Loss) income before income taxes		(1,012)	842	(295)
Assets		$ 7,006	$ 5,548	$ 5,129

[1]	Other segment items include Government grants, foreign exchange gain, Disposal of fixed assets-net, Rental and Sundry income.